Loans and advances to customers (Details - Breakdown of balance of loans and advances to customers) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 12,448,565	R$ 12,757,687
Provision for expected loss	(1,318,412)	(680,932)
Carrying amount	22,698,328	17,216,362
Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Securities	666,788
3 months to 1 year
Disclosure of detailed information about financial instruments [line items]
Securities	272,489
Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Securities	6,251,813	5,121,411
Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 22,698,328	R$ 17,216,362
Expected credit loss rate	100.00%	100.00%
Provision for expected loss	R$ (1,318,412)	R$ (680,932)
Carrying amount	21,379,916	16,535,430
Loans and advances to customers | Overdue by 1 day or more
Disclosure of detailed information about financial instruments [line items]
Securities	2,817,985	1,766,989
Loans and advances to customers | Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Securities	3,381,978	2,849,136
Loans and advances to customers | 3 months to 1 year
Disclosure of detailed information about financial instruments [line items]
Securities	5,916,020	3,868,156
Loans and advances to customers | Later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Securities	10,582,345	8,732,081
Loans and advances to customers | Largest debtor
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 344,660	R$ 274,262
Concentration by customer	1.52%	1.59%
Loans and advances to customers | 10 largest debtors
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 1,431,237	R$ 1,610,203
Concentration by customer	6.31%	9.35%
Loans and advances to customers | 20 largest debtors
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 1,980,249	R$ 2,034,977
Concentration by customer	8.72%	11.82%
Loans and advances to customers | 50 largest debtors
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 2,734,599	R$ 2,627,038
Concentration by customer	12.05%	15.26%
Loans and advances to customers | 100 largest debtors
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 3,758,241	R$ 3,138,861
Concentration by customer	16.56%	18.23%
Loans and advances to customers | Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 6,251,813	R$ 5,121,411
Expected credit loss rate	27.54%	29.75%
Loans and advances to customers | Personal loans
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 5,463,781	R$ 3,579,283
Expected credit loss rate	24.07%	20.79%
Loans and advances to customers | Business loans
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 3,392,500	R$ 3,017,159
Expected credit loss rate	14.95%	17.52%
Loans and advances to customers | Credit Card
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 6,870,565	R$ 4,798,318
Expected credit loss rate	30.27%	27.87%
Loans and advances to customers | Rural loans
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 719,669	R$ 700,191
Expected credit loss rate	3.17%	4.07%